Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes and Associated Tax Provision (Benefit)

Loss from operations before provision (benefit) for income taxes and associated tax provision (benefit) are summarized in the following table:

	Years ended December 31,
Net Income (Loss)	2025	2024
Domestic	$(6,410,564)	$(4,306,918)
Foreign	-	-
	$(6,410,564)	$(4,306,918)

Current
Federal	$-	$-
State	-	-
Foreign	-	-
Total Current	$-	$-

Deferred
Federal	$58,500	$(998,912)
State	11,143	(190,269)
Foreign	-	-
Total Deferred	69,643	(1,189,181)
Less Increase in Allowance	(69,643)	1,189,181
Net Deferred	$-	$-

Total Income Tax Provision (Benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The significant components of the deferred tax assets and liabilities are summarized below:

	Years ended December 31,
	2025	2024
Deferred Tax Assets (Liabilities):
Net Operating Loss Carry-Forwards	$5,146,492	$5,350,576
Depreciable and Amortizable Assets	-	(20,520)
Stock Based Compensation	240,913	134,725
Amortization of debt discount	7,237	-
Loss Reserve	-	457
Accrued Compensation	166,597	133,163
Other	-	32,481
Total	5,561,239	5,630,882
Less Valuation Allowance	(5,561,239)	(5,630,882)
Net Deferred Tax Assets (Liabilities)	$-	$-

Schedule of Reconciliation of Income Tax Provision

A reconciliation of the income tax provision using the statutory U.S. income tax rate compared with the actual income tax provision reported on the consolidated statements of operations is summarized in the following table:

	Years ended December 31,
	2025	2024
Statutory United States federal rate	21.00%	21.00%
State income tax, net of federal benefit	-	4.00
Change in valuation allowance	11.88	(27.61)
Stock based compensation	(16.27)	0.38
Permanent differences	0.53	-
Tax rate differential between jurisdictions	-	-
Other	(17.14)	2.23
Foreign net operating loss adjustment	-	-
Effective tax rate benefit (provision)	(0.00)%	(0.00)%